Share capital and Contributed Surplus	12 Months Ended
Sep. 30, 2023
Disclosure of classes of share capital [abstract]
Share capital and Contributed Surplus [Text Block]

16. Share capital and Contributed Surplus

As disclosed in Note 1(b), the 1-for-70 Reverse Split effected on October 28, 2022, has been applied retrospectively herein.

a) Share capital

Authorized

KWESST is authorized to issue an unlimited number of common shares.

Issued Common Shares

	September 30, 2023		September 30, 2022		September 30, 2021
	Number	Amount	Number	Amount	Number	Amount
Balance, beginning of year	773,225	$19,496,640	699,511	$17,215,068	589,518	$9,374,563
Issued for U.S. IPO and Canadian Offering	3,226,392	$13,675,120	-	$-	-	$-
Issued in private placement	1,542,194	$3,050,316	22,857	$272,000	10,714	$1,110,000
Issued for debt settlements	56,141	$233,485	143	$19,000	1,305	$63,866
Issued for conversion of share units	14,134	$529,504	8,349	$874,840	138	$12,498
Issued for exercise of warrants	3,571	$60,000	19,000	$277,098	10,380	$815,307
Issued for exercise of stock options	1,125	$5,836	-	$-	18,195	$1,292,015
Issued for bonus shares relating to borrowings (Note 10)	-	$-	18,525	$411,692	-	$-
Issued for acquisition (Note 4(a))	-	$-	3,965	$377,503	-	$-
Issued for conversion of contingent shares (Note 4(a))	-	$-	875	$83,319	-	$-
Issued in brokered private placement	-	$-	-	$-	51,087	$3,611,818
Issued for asset acquisition (Note 4(b))	-	$-	-	$-	14,286	$1,290,000
Issued for exercise of broker compensation options	-	$-	-	$-	2,459	$347,680
Issued for amended license (Note 27)	-	$-	-	$-	1,429	$137,000
Less: share offering costs for the year	-	$(3,671,791)	-	$(33,880)	-	$(839,679)
Balance, end of year	5,616,782	$33,379,110	773,225	$19,496,640	699,511	$17,215,068

2023 Activities

Share Consolidation

On October 28, 2022, we finalized the consolidation of our common shares on the basis of one post-consolidation common share for every seventy pre-consolidation common shares issued and outstanding.

U.S. IPO and Canadian Offering

On December 9, 2022, we closed the U.S. IPO and the Canadian Offering. In the U.S. IPO, we sold 2.5 million units at a public offering price of USD $4.13 per unit (the "Unit"), consisting of one share of common stock and one warrant to purchase one share of common stock ("Warrant"). The Warrants have a per share exercise price of USD $5.00 and can be exercised immediately. In connection with the closing of the U.S. IPO, the underwriter partially exercised its over-allotment option to purchase an additional 199,000 pre-funded common share purchase warrants ("Pre-Funded Warrants") at US$4.12 (before underwriter discount) and 375,000 option warrants to purchase common shares at US$0.0001 each. A Pre-Funded Warrant is a financial instrument that requires the holder to pay little consideration (exercise price of US$0.01) to receive the common share upon exercise of the Pre-Funded Warrant (see Note 15). The holder of Pre-Funded Warrants has no voting rights. All of these warrants expire on December 9, 2027.

In the Canadian Offering, we sold 726,392 units, each consisting of one common share and one warrant to purchase one common share, at a price to the public of USD $4.13 per unit. The warrants will have a per common share exercise price of USD $5.00, are exercisable immediately and expire in five years on December 9, 2027. Effective May 1, 2023, the warrants are listed on the TSX-V under the stock symbol of KWE.WT.U.

The closing of the U.S. IPO and Canadian Offering resulted in aggregate gross proceeds of CAD$19.4 million (USD $14.1 million), before deducting underwriting discounts and offering expenses.

The common shares of KWESST and the Warrants sold in the U.S. IPO began trading on the Nasdaq Capital Market under the symbols "KWE" and "KWESW", respectively, on December 7, 2022.

ThinkEquity acted as sole book-running manager for the U.S. IPO and PI Financial acted as sole book-running manager for the Canadian Offering.

Accounting Treatment

Refer to Note 15 for the accounting of the warrants issued in the U.S. IPO and Canadian Offering and the July Private Placement accounted for as warrant liabilities.

The U.S. underwriter warrants as well as the Canadian broker options from the U.S. IPO and Canadian Offering, 134,950 warrants and 50,848 warrants respectively, were accounted for as equity on initial recognition. The U.S. underwriter warrants from the July Private Placement, 123,637 warrants, was accounted for as equity on initial recognition.

Brokers' Compensation and Share Offering Costs

As consideration for the services provided in connection with the U.S. IPO, ThinkEquity received: (a) a broker-dealer cash commission of US$835,000 (or CAD$1,138,105) equal to 7.5% of the gross offering proceeds of the U.S. Offering; and (b) underwriter warrants (the "U.S. Underwriter Warrants") to purchase up to 134,950 common shares equal to 5% of the common shares and pre-funded common share purchase warrants issued under the U.S. Offering. Each U.S. Underwriter Warrant is exercisable to acquire one common share at a price of US$5.1625, exercisable as of June 4, 2023, and expiring on December 9, 2027.

As consideration for the services provided in connection with the Canadian Offering, PI Financial received: (a) a cash commission of approximately US$210,000 (or CAD$286,230); and (b) 50,848 compensation options (the "Canadian Compensation Options"). Each Canadian Compensation Option is exercisable to acquire one Canadian Unit at a price of US$4.13 and expiring on December 9, 2024.

In addition to the above brokers' compensation, we also incurred US$2.1 million share offering costs (or CAD$2.8 million) for the U.S. IPO and Canadian Offering, of which CAD$628,262 was incurred and deferred at September 30, 2022.

The total brokers compensation (including fair value of U.S. Underwriter Warrants and Canadian Compensation Options) and share offering costs was US$3.2 million (or CAD$4.4 million). This total was allocated proportionately to the fair value of common shares and to share offering costs for the portion allocated to warrants accounted for as warrant liabilities.

Shares for Debt Settlement

We entered into share for debt arrangements with existing lenders, which closed on December 13, 2022, following TSXV's conditional approval. This resulted in issuing 56,141 Units to settle $12,000 of the March 2022 Loans and USD$223,321 (or CAD$302,197) of the August 2022 Loans, including unpaid accrued interest and 10% premium at maturity (the "Debt Settlements") (see Note 12). The terms of the Units are the same as the Units issued in the Canadian Offering.

Private Placement

On July 21, 2023, we closed a brokered private placement, resulting in the issuance of 1,542,194 common shares of KWESST, for aggregate gross proceeds of USD$5,588,397 (approximately CAD$7.4M) (the "July 2023 Offering").

As a part of the July 2023 Offering, the Company issued 1,542,194 common shares at a price of US$2.26 (CAD$2.98) per common share (each a "Common Share") and 930,548 pre-funded warrants at a price of US$2.259 (CAD$2.979) per pre-funded warrant (each a "Pre-funded Warrant"), with each Common Share and Pre-funded Warrant being bundled with one common share purchase warrant of the Company (each a "Common Warrant"). Each Pre-Funded Warrant entitles the holder to acquire one Common Share at an exercise price of US$0.001 per Common Share, and each Common Warrant is immediately exercisable and entitles the holder to acquire one Common Share at an exercise price of US$2.66 (CAD$3.50) per Common Share for a period of 60 months following the closing of the July 2023 Offering. Although the Common Shares and Pre-funded Warrants are each bundled with a Common Warrant, each security is issued separately.

Brokers' Compensation and Share Offering Costs

ThinkEquity acted as sole placement agent for the Offering. As compensation for services rendered, the Company paid to ThinkEquity a cash fee of $475,013.14 representing 8.5% of the aggregate gross proceeds of the Offering and issued 123,637 warrants to purchase a number of Common Shares (the "Placement Agent Warrants"), representing 5% of the Common Shares and Pre-Funded Warrants sold in the Offering. The Placement Agent Warrants will be exercisable, in whole or in part, immediately upon issuance and will expire 60 months after the closing date of the Offering at an initial exercise price of US$2.66 (CAD$3.50) per Common Share.

2022 Activities

Private Placement

On July 14, 2022, we closed a non-brokered private placement, resulting in the issuance of 22,857 units of KWESST ("July 2022 Units"), at a price of $15.05 per July 2022 Unit (the "Issue Price"), for aggregate gross proceeds of $344,000 (the "July 2022 Offering").

Each July 2022 Unit is comprised of one common share and seventy one-half common share purchase warrant (the "July 2022 Warrants"). Accordingly, we issued 800,000 Warrants exercisable at $0.285 each for a period of 24 months from the closing date. Each Warrant converts into 0.01428571 common shares or 70 warrants for one common share. There was no finder fee paid in this private placement.

Certain of our directors and officers (the "Insiders") purchased 5,814 Units for a total consideration of $87,500. The issuance of Units to the Insiders constitutes a related party transaction but is exempt from the formal valuation and minority approval requirements of Multilateral Instrument 61-101 - Protection of Minority Security Holders in Special Transactions ("MI 61-101") as KWESST's securities are not listed on any stock exchange identified in Section 5.5(b) of MI 61-101 and neither the fair market value of the units issued to the Insiders, nor the fair market value of the entire private placement, exceeds 25% of our market capitalization.

The securities were issued in accordance with applicable prospectus exemptions under Canadian securities laws.

Police Ordnance Acquisition

As disclosed in Note 4(a), we issued 3,965 common shares to the selling shareholders in December 2021 at the closing of the acquisition and an additional 875 common shares in April 2022 following the achievement of the financial milestone as defined in the share purchase agreement.

Debt for Equity Settlement

During the year ended September 30, 2022, we settled $19,000 of legal fees for 143 common shares.

2021 Activities

Brokered Private Placement

In April 2021, we closed our over-subscribed brokered private placement, resulting in the issuance of 51,087 units ("Units") of KWESST, at a price of $87.50 per Unit (the "Issue Price"), for aggregate gross proceeds of $4,470,071 (the "April 2021 Offering"), as amended in August 2021.

Under the April 2021 Offering, we sold a total of 51,087 units at a price of $87.50 per Unit. Each Unit is comprised of one common share of the Company and seventy common share purchase warrants ("April 2021 Warrant"). Each April 2021 Warrant is exercisable to acquire 1/70 of a common share at a price of $1.75 each (70 warrants for one common share) for a period of 24 months from the closing of the April 2021 Offering ("Closing Date"). If at any time after four (4) months and one (1) day following the Closing Date, the trading price of KWESST common stock on the TSX Venture Exchange is equal to or exceeds $210.00 for a period of 10 consecutive trading days, as evidenced by the price at the close of market, we will be entitled to notify the holders of the April 2021 Warrants of its intention to force the exercise of the April 2021 Warrants. Upon receipt of such notice, the holders of April 2021 Warrants shall have 30 days to exercise the April 2021 Warrants, failing which the April 2021 Warrants will automatically expire. Our directors and officers purchased 1,029 Units for a total consideration of $90,000.

In connection with this Offering, management has concluded the Unit qualified as an equity instrument under IAS 32, Financial Instruments: Presentation. Furthermore, management used the residual method to allocate the $87.50 consideration between common shares and the April 2021 Warrants. Because the April 2021 Warrants include an accelerator provision for expiration, management used the Barrier option model to estimate the fair value of these April 2021 Warrants at $0.24 each (70 warrants for one common share). As a result, $70.70 of the $87.50 consideration was allocated to common shares and is reflected in the above table of outstanding common shares.

The total cash and non-cash share offering costs were $630,680 for the Offering, including cash commission of $288,405 paid to the Agents and $233,057 of Compensation Options granted to the Agents (see part (c) Contributed Surplus).

Asset Acquisition

In April 2021, following the closing of the brokered private placement, KWESST closed on the acquisition of the PARA OPSTM System technology resulting in the issuance of 14,286 common shares and 500,000 warrants (see Note 4(a)). Management estimated a fair value of $0.85 per warrant, using the Black-Scholes option model (see below - Warrants).

Private Placement

In September 2021, we closed a non-brokered private placement, resulting in the issuance of 10,714 units ("September Units") of KWESST, at a price of $140.00 per September Unit (the "Issue Price"), for aggregate gross proceeds of $1,500,000 (the "September 2021 Offering").

Under the September 2021 Offering, each September Unit is comprised of one common share and seventy Warrant Shares at a price of $2.35 for each 1/70 of a common share (70 warrants for one common share) for a period of 24 months from September 16, 2021 ("September 2021 Warrants"). If at any time after four months and one day following September 16, 2021, the trading price of KWESST common stock on the TSX-V is equal to or exceeds $322.00 for a period of 3 consecutive trading days, as evidenced by the price at the close of market, we will be entitled to notify the holders of Warrants of its intention to force the exercise of the Warrants. Upon receipt of such notice, the holders of the Warrants shall have 30 days to exercise the Warrants, failing which the Warrants will automatically expire.

We paid cash commissions to Haywood Securities Inc. in the amount of $90,000 and granted 45,000 broker warrants ("September 2021 Broker Warrants"). Each September 2021 Broker Warrant is exercisable to acquire 1/70 of a common share at a price of $2.00 for a period of 24 months from the closing of the September 2021 Offering. Management estimated a fair value of $0.72 per warrant, using the Black-Scholes option model (see below - Warrants).

In connection with this private placement, management has concluded the September Unit qualified as an equity instrument under IAS 32, Financial Instruments: Presentation. Furthermore, management used the residual method to allocate the $140.00 consideration between the common share and the Warrant. Because the warrant includes an accelerator provision for expiration, management used the Barrier option model to estimate the fair value of these September 2021 Warrants at $0.52 each (70 warrants for one common share). As a result, $103.60 of the $140.00 consideration was allocated to common shares and is reflected in the above table of outstanding common shares at September 30, 2021.

The total cash and non-cash share offering costs were $130,730 for this private placement.

Amended License

In April 2021, we issued 1,429 common shares for the exclusivity with AerialX as disclosed in Note 27.

Debt for Equity Settlement

During the year ended September 30, 2021, we settled the following liabilities with our common shares:

  $47,000 of legal fees for 816 common shares; and
  $16,866 of online advertising services for 346 common shares.

b) Warrants

The following reflects the warrant activities:

	September 30, 2023		September 30, 2022		September 30, 2021
		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price	warrants	exercise price
Outstanding, beginning of year	13,417,156	$0.78	13,901,640	$0.74	9,585,050	$0.24
Issued	6,587,862	$5.29	1,000,000	$0.57	5,043,165	$1.73
Exercised	(250,000)	$0.50	(1,330,000)	$0.26	(726,575)	$1.05
Expired	(4,247,156)	$1.86	(154,484)	$0.56	-	$-
Outstanding, end of year	15,507,862	$2.49	13,417,156	$0.78	13,901,640	$0.74
Exercisable, end of year	15,382,862	$2.50	12,792,156	$0.82	12,901,640	$0.75

The following table provides additional information on the total outstanding warrants at September 30, 2023:

	Number	Conversion ratio
	outstanding	to Common Shares	Book value	Expiry Date
Classified as Equity

Founders' warrants:
Exercise price of $0.20	5,520,000	70 for 1	$1,013	January 1, 2024
Exercise price of $0.20	1,900,000	70 for 1	$18,865	June 14, 2024

LEC's warrants:
Exercise price of $0.70	500,000	70 for 1	$425,000	April 29, 2026

Acquisition of Police Ordnance (Note 4):
Exercise price of $1.72	200,000	70 for 1	$132,000	December 15, 2024

July 2022 equity financing:
Exercise price of $0.285	800,000	70 for 1	$72,000	July 14, 2024

December 2022 U.S. Underwriter Warrants
Exercise price of US$5.1625	134,950	1 for 1	$189,592	December 6, 2024

July 2023 U.S. Underwriter Warrants
Exercise price of US$2.66	123,637	1 for 1	$204,187	December 6, 2024

Classified as liability	9,178,587		$1,042,657

December 2022 public offerings:
Exercise price of US$5.00	3,226,392	1 for 1	$1,042,538	December 9, 2027

December 2022 Pre-Funded Warrants
Exercise price of US$0.01	199,000	1 for 1	$414,334	No expiry

December 2022 Option Warrants
Exercise price of US$5.1625	375,000	1 for 1	$121,173	December 9, 2024

December 2022 debt settlement
Exercise price of US$5.00	56,141	1 for 1	$18,141	December 9, 2027

July 2023 public offerings:
Exercise price of US$2.66	1,542,194	1 for 1	$798,573	July 21, 2028

July 2023 Pre-Funded Warrants
Exercise price of US$0.001	930,548	1 for 1	$1,940,914	No expiry
	6,329,275		4,335,673
Total outstanding warrants	15,507,862		$5,378,330

The fair value for the warrants issued during the year ended September 30, 2023, was determined by the Black Scholes option pricing model using the following key inputs:

	2023	2022
	Warrants	Warrants
Exercise Price (in USD)	$2.66	$5.00
Stock price (in USD)	$2.08	$4.13
Volatility	67%	75%
Dividend Yield	Nil	Nil
Risk-free interest rate	4.44%	4.20%
Expected life	2.5	2.5

Weighted average fair value per warrant	$0.99	$1.43

The fair value for the warrants issued during the year ended September 30, 2022, was determined by the Black Scholes option pricing model using the following key inputs:

	Acquisition of	July 2022
	POC	Warrants
Exercise Price	$1.72	$0.285
1/70 of stock price	$1.36	$0.215
Volatility	84.7%	90.5%
Dividend Yield	Nil	Nil
Risk-free interest rate	1.04%	3.12%
Expected life	3	2

Weighted average fair value per warrant	$0.66	$0.09

The fair value for the warrants issued during the year ended September 30, 2021, was determined by the following valuation models and key inputs:

	Barrier Option Model		Black-Scholes Option Model
			September
		September	2021
	April 2021	2021	broker	LEC
	warrants	warrants	warrants	warrants
Exercise Price	$1.75	$2.35	$2.00	$0.70
1/70 of stock price	$1.01	$2.14	$2.14	$0.40
Volatility	80%	80%	80%	0%
Dividend Yield	Nil	Nil	Nil	Nil
Risk-free interest rate	0.31%	0.26%	0.26%	69.00%
Barrier (accelerator on life of warrants)	$3.00	$4.60	N/A	N/A
Rebate	$1.25	$2.00	N/A	N/A
Expected life	2	1	1	0.85

Weighted average fair value per warrant	$0.24	$0.52	$0.72	$0.85

c) Contributed Surplus

Contributed surplus consists of issued broker compensation options at fair value, the cumulative amortized fair value of share-based compensation grants since inception, less amounts transferred to share capital for exercises. If outstanding options expire or are forfeited, there is no reversal of contributed surplus.

Broker Compensation Options

In the Canadian Offering, we issued 50,848 Canadian Compensation Options. Each Canadian Compensation Option is exercisable to acquire one Unit, as defined in Note 16(a), at a price equal to US$4.13 for a period of two years (expiring on December 9, 2024). Based on the structure of the Compensation Option, management estimated its fair value using the Monte Carlo method (Level 2). We used the following key inputs in the Monte Carlo model (100,000 simulations):

Initial
Recognition
Number of securities	50,848
Exercise price - compensation option (in USD)	$4.13
1-Year CAD/USD Forward Exchange Rate	$1.3560
Exercise price - compensation warrant (in USD)	$5.00
2-Year CAD/USD Forward Exchange Rate	$1.3483
Share price (in CAD)	$4.20
Expected life - compensation option	1.00
Expected life - compensation warrant	2.50
Dividend	$-
Volatility - compensation option	90%
Volatility - compensation warrant	75%
Risk free rate - compensation option	4.38%
Risk free rate - compensation warrant	3.15%

Fair value per compensation option (CAD)	$2.46

We have recorded $125,086 of Canadian Compensation Options in contributed surplus, with an equal offset to share offering costs (a non-cash transaction).

The April 2021 Offering was completed by PI Financial Corp., the lead agent and sole bookrunner (the "Lead Agent"), and other dealers (the "Agents"). As consideration for the services provided by the Agents in connection with the April 2021 Offering, the Agents received: (a) a cash commission of $288,405; and (b) 3,296 compensation options (the "Compensation Options"). Each Compensation Option is exercisable to acquire one unit of KWESST (a "Compensation Option Unit") at a price equal to $87.50 for a period of two years after the closing of the Offering. Each Compensation Option Unit is comprised of one Common Share and seventy Common Share purchase warrants (a "Compensation Option Warrant"). Each Compensation Option Warrant is exercisable to acquire 1/70 of a Common Share (a "Compensation Option Warrant Share") at a price of $1.75 per Compensation Option Warrant Share (70 Compensation Option Warrant for one Compensation Option Warrant Share) for a period of 24 months from the closing of the Offering.

Based on the structure of the Compensation Option, management estimated its fair value using the Monte Carlo method. Management estimated a fair value of $77.00 per Compensation Option. The following were key inputs used in the Monte Carlo simulation: estimated life of 2 years, underlying stock price of $90.30, exercise price of Compensation Option of $87.50, exercise price of 70 Compensation Option Warrants of $87.50, estimated volatility of 80%, risk free rate of 0.31%, and discount for lack of marketability of 0%.

Accordingly, we recorded $233,057 of Compensation Options in contributed surplus, with an equal offset to share offering costs (a non-cash transaction).

During the year ended September 30, 2021, the Agents have exercised 2,459 Compensation Option Units for total gross proceeds of $215,148. At September 30, 2022, the total outstanding Compensation Option Units was 837.

Share-based compensation

On March 31, 2023, KWESST shareholders approved the renewal of the Long-Term Incentive Plan (the "LTIP"). Additionally, the disinterested shareholders of KWESST approved an amendment to the LTIP to increase the number of RSUs, PSUs, DSUs, and SARs (collectively "Share Units") authorized for issuance pursuant to the LTIP from 60,682 to 407,274 Share Units. Accordingly, we have 11,153 Share Units available for future grants.

Further, the disinterested shareholders (shareholders that are not directors, officers, or other insiders of the Company) of KWESST approved to revise the exercise price of 50,981 stock options to $3.60, the closing price of KWESST common shares on the TSX-V on March 31, 2023. In accordance with IFRS 2, this resulted in an immediate fair value increase of $77,001 included in share-based compensation, with an offset to contributed surplus.

During the year ended September 30, 2023, we granted 340,000 stock options and did not grant any RSUs, PSUs, or SARs, pursuant to our LTIP during the year ended September 30, 2023. Accordingly, we had 389,907 outstanding stock options at September 30, 2023.

For the year ended September 30, 2023, we recorded share-based compensation of $373,554, (2022 - $1,960,072, 2021 - $2,462,207).

(i) Stock Options

The following is summary of changes in outstanding stock options for the respective periods:

		Weighted
	Number	average
	of options	exercise price

Outstanding at September 30, 2020	28,838	$45.50
Granted	52,988	$104.30
Exercised	(18,194)	$50.40
Cancelled	(4,096)	$48.30
Outstanding at September 30, 2021	59,536	$95.90
Granted	9,500	$69.59
Cancelled	(11,928)	$131.76
Outstanding at September 30, 2022	57,108	$83.87
Granted	340,000	$2.59
Exercised	(1,125)	$3.60
Cancelled	(6,076)	$70.65
Outstanding at September 30, 2023	389,907	$2.80
Options exercisable at September 30, 2023	49,496	$4.21

During the year ended September 30, 2023, we granted 340,000 (2022 - 9,500, 2021 - 52,988) options at a weighted average exercise price of $2.59 (2022 - $69.59, 2021 - $104.30). At September 30, 2023, the weighted average remaining vesting period was 1.87 years (2022 - 0.88 years, 2021 - 1.82 years).

For the options granted during the year ended September 30, 2023, the per share weighted-average fair value of stock options was $38.21 (2022 - $38.21, 2021 - $50.40), using the Black-Scholes option model with the following weighted-average assumptions:

	2023	2022	2021
Stock price	$2.55 to $4.00	$14.70 to $126.70	$49.00 to $159.60
Exercise price	$2.55 to $4.00	$14.70 to $126.70	$49.00 to $159.60
Volatility	96.37%	90.48%	76.46%
Dividend yield	Nil	Nil	Nil
Risk-free interest rate	4.65%	2.04%	0.35%
Expected life (years)	2.93	2.91	2.26

Weighted-average fair value per option	$1.42	$38.21	$50.40

The following table summarizes information about stock options outstanding at September 30, 2023:

		Weighted
		average	Weighted		Remaining	Weighted
		remaining	average		exercisable	average
Exercise	Number	contractual	outstanding		contractual	exercisable
price	outstanding	life	strike price	Exercisable	life	strike price
$2.55	330,000	2.88	2.55	-	-	-
$3.60	49,550	2.55	3.60	49,139	2.54	3.60
$4.06	10,000	4.62	4.06	-	-	-
$87.50	357	2.76	87.50	357	2.76	87.50
	389,907	2.88	2.80	49,496	2.54	4.21

Amendment to stock option grants

For the years ended September 30, 2023 and 2022, we had no amended stock option grants.

During the year ended September 30, 2021, our Board of Directors approved the acceleration of vesting for 5,507 options and the cancellation of 3,571 options. This contributed an additional stock-based compensation charge of $65,813 (included in the above total share-based compensation expenses).

(ii) Share Units

The following table shows the changes in Share Units:

	RSUs	PSUs	SARs	Total
Outstanding at September 30, 2020	-	-	-	-
Granted	16,412	2,857	2,143	21,412
Vested and converted	(139)	-	-	(139)
Outstanding at September 30, 2021	16,273	2,857	2,143	21,273
Granted	10,726	17,942	514	29,182
Vested and converted to common shares	(5,681)	(2,666)	-	(8,347)
Vested and repurchased for withholding taxes	(144)	(249)	-	(393)
Expired / cancelled	-	(17,714)	-	(17,714)
Outstanding at September 30, 2022	21,174	170	2,657	24,001
Granted	-	-	-	-
Vested and converted to common shares	(20,103)	(170)	-	(20,273)
Vested and repurchased for withholding taxes	-	-	-	-
Expired / cancelled	-	-	-	-
Outstanding at September 30, 2023	1,071	-	2,657	3,728

RSUs:

Each RSU entitles the holder to receive one common share in the future, based on continued service during the applicable period.

During the year ended September 30, 2023, we granted nil RSUs (2022 - 10,726, 2021 - 16,412), with a weighted-average grant date fair value of $nil per unit (2022 - $43.50, 2021 - $105.70). The weighted average vesting period for the outstanding RSUs was 0.1 years at September 30, 2023 (2022 - 0.18 years, 2021 - 0.69 years).

PSUs:

Each PSU entitles the holder to receive one common share in the future, based on the achievement of established performance criteria and continued service during the applicable performance period.

During the year ended September 30, 2023, we granted nil PSUs (2022 - 17,942, 2021 - 2,857), with a weighted-average grant date fair value of $nil per unit (2022 - $126.70, 2021 - $105.00). The outstanding PSUs were fully vested at September 30, 2023 (2022 - fully vested, 2021 - Weighted average vesting period was 0.40 years).

SARs:

Each SAR entitles the holder to receive cash or common share at our discretion in the future, based on continued service during the applicable period. The amount of the cash payment or the value of common shares is determined based on the increase of the share price of KWESST between the grant date and the exercise date. Because we intend to always settle in common shares, we account for SARs as equity-settled awards.

During the year ended September 30, 2023, we granted nil SARs (2022 - 514, 2021 - 2,143) at an exercise price of $nil (2022 - $126.70, 2021 - $115.50 each). The 2,657 SARs will expire on January 22, 2024.

(iii) Share-based Compensation

For the year ended September 30, 2023, we recorded share-based compensation of $373,554 (2022 - $1,960,072, 2021 - $2,462,207).

The following table presents a breakdown of total share-based compensation expense by function:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
General and administrative	$246,436	$1,104,858	$1,425,111
Selling and marketing	53,800	552,627	754,167
Research and development, net	73,318	302,587	282,929
Total share-based compensation	$373,554	$1,960,072	$2,462,207